                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

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                      CLASS A, CLASS B AND CLASS C SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                               Investment Adviser
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                      Chase Global Funds Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798
                           Telephone: (800) 437-9912




   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
    APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
     PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.


                                  MAY 1, 1999
--------------------------------------------------------------------------------

================================================================================
TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
RISK/RETURN SUMMARY............................................................................    1
      Investment Objectives and Principal Investment Strategies................................    1
      Who Should Invest........................................................................    1
      Principal Risks..........................................................................    1
      Historical Fund Performance..............................................................    2
FEES AND EXPENSES OF THE FUND..................................................................    3
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.......................    5
      Objectives...............................................................................    5
      Principal Investment Strategies..........................................................    5
      Principal Risks of Investing in the Fund.................................................    6
MANAGEMENT OF THE FUND.........................................................................    8
      The Investment Adviser...................................................................    8
      Portfolio Managers.......................................................................    9
PURCHASES AND REDEMPTIONS......................................................................    9
      Pricing of Shares........................................................................    9
      Purchasing the Class of Shares that is Best for You......................................    9
      Class A Shares...........................................................................   10
      Class B Shares...........................................................................   11
      Class C Shares...........................................................................   11
      A Note on Contingent Deferred Sales Charges..............................................   12
      Institutional Class......................................................................   12
      Purchase Minimums........................................................................   12
      Form of Payment..........................................................................   12
      Purchases of Shares......................................................................   13
      Exchange Privilege.......................................................................   14
      Redemptions of Shares....................................................................   15
ADDITIONAL INFORMATION.........................................................................   16
      Distribution Plan........................................................................   16
      Shareholder Service Plan.................................................................   17
      Dividends and Distributions..............................................................   17
      Tax Considerations.......................................................................   17
FINANCIAL HIGHLIGHTS...........................................................................   18

                    COHEN & STEERS EQUITY INCOME FUND, INC.

================================================================================
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment goal is high current income through investment in real estate securities. Capital appreciation is a secondary investment goal.

Normally, the Fund invests at least 65% of its total assets in common stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' ('REITs'). A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. The Fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code. The Fund may also invest up to 35% of its total assets in debt securities, including high yield debt securities, issued or guaranteed by real estate and other companies.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

Cohen & Steers Equity Income Fund may be suitable for you if you are seeking:

 Some exposure to real estate to add to your portfolio mix;

 A fund that may perform differently than a general stock or bond fund to add to your portfolio;

 Liquidity in a real estate-related investment;

 High current income; and

 The potential for long-term capital growth.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

Debt Securities Risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Less Diversification. As a 'non-diversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a concentrated portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a diversified company.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund's investment return can change from year to year and how the Fund's returns can vary from the performance of selected broad market indices over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance is not, however, an indication as to how the Fund may perform in the future.

THIS CHART SHOWS THE ANNUAL TOTAL RETURN FOR THE CLASS A SHARES OF EACH YEAR SINCE THE CLASS A SHARES OF THE FUND COMMENCED OPERATIONS.

                 COHEN & STEERS EQUITY INCOME FUND, INC.
                          ANNUAL TOTAL RETURNS*

                          [PERFORMANCE CHART]

1997                 1998
----                 ----
9.46%                -10.56%


HIGHEST QUARTERLY RETURN DURING THIS PERIOD:                      5.50%
LOWEST QUARTERLY RETURN DURING THIS PERIOD:                      -6.83%

------------
* The bar chart shows the annual return of the Class A shares of the Fund. The annual returns for the Class B and Class C shares of the Fund are substantially similar to the annual returns of the Class A shares because all of the shares of the Fund are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses. The Class A shares of the Fund commenced operations on September 2, 1997.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST YEAR AND THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF TWO INDICES.

                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ended December 31, 1998)

                                                                                                              SINCE
                                                                                              1 YEAR       INCEPTION**
                                                                                            -----------    -----------
CLASS A SHARES
     Cohen & Steers Equity Income Fund...................................................       -10.56%         -1.58%
     NAREIT All REIT Index*'D'...........................................................       -18.82%         -8.68%
     S&P 500'r'*.........................................................................        28.58%         28.37%
CLASS B SHARES
     Cohen & Steers Equity Income Fund                                                            --           -11.37%
     NAREIT All REIT Index*'D'...........................................................         --           -18.82%
     S&P 500'r'*.........................................................................         --            30.19%
CLASS C SHARES
     Cohen & Steers Equity Income Fund...................................................         --           -11.08%
     NAREIT All REIT Index*'D'...........................................................         --           -18.82%
     S&P 500'r'*.........................................................................         --            30.99%

------------
 * The NAREIT Index of All REITs is comprised of 210 real estate investment trusts. The Standard & Poor's 500 Composite Stock Index ('S&P 500') is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

'D' Prior to January 4, 1999, the NAREIT All REIT Index was published monthly.
    Total returns and cumulative values are calculated from the date nearest each class inception for which comparable performance data exist.

** The inception dates were: Class A-September 2, 1997; Class B-January 15, 1998; and Class C-January 14, 1998.

================================================================================
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                                              CLASS A            CLASS B             CLASS C
                                                             ---------          ---------           ---------
SHAREHOLDER FEES (fees paid directly from your
  investment):
Maximum sales charge (load) (as a percentage of offering     4.50%(1)               0%
  price)..................................................                                             0%
Maximum sales charge (load) imposed on reinvested               0%                  0%
  dividends (and other distributions).....................                                             0%
Maximum deferred sales charge (load) (as a percentage of
  original purchase price or redemption proceeds,
  whichever is lower).....................................      0%(2)         5% IN 1ST YEAR        1% IN 1ST
                                                                              4% IN 2ND YEAR          YEAR
                                                                         3% IN 3RD AND 4TH YEARS
                                                                              2% IN 5TH YEAR
                                                                              1% IN 6TH YEAR
                                                                            NONE THEREAFTER(3)

------------
(1) Sales charges are reduced for large purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.

(3) Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

ANNUAL FUND OPERATING EXPENSES (expenses
  that are deducted from Fund assets):                                                  CLASS A     CLASS B     CLASS C
                                                                                      -------     -------     -------
Management Fee....................................................................      0.75%       0.75%       0.75%
DISTRIBUTION (12 b-1) FEES........................................................      0.25%       0.75%*      0.75%
Service Fee.......................................................................      0.10%       0.25%       0.25%
Other Expenses**..................................................................      0.82%       0.82%       0.82%
                                                                                      -------     -------     -------
     Total Other Expenses.........................................................      1.17%       1.82%       1.82%
                                                                                      -------     -------     -------
Total Annual Fund Operating Expenses**............................................      1.92%       2.57%       2.57%
                                                                                      -------     -------     -------
                                                                                      -------     -------     -------
Fee Waiver and Expense Reimbursement**............................................      0.42%       0.42%       0.42%
NET EXPENSES**....................................................................      1.50%       2.15%       2.15%
                                                                                      -------     -------     -------
                                                                                      -------     -------     -------

------------
* Until conversion which occurs automatically at the end of the month which precedes the 8th anniversary of the purchase date.
** This table uses actual 1998 expense amounts. Pursuant to a written contract between the investment adviser and the Fund, the investment adviser has agreed to waive a portion of its investment advisory fees and assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent annual fund operating expenses exceed 1.50% of the Fund's average daily net assets attributable to the Class A shares, 2.15% of the Fund's average daily net assets attributable to the Class B shares and 2.15% of the Fund's average daily net assets attributable to the Class C shares. The investment adviser has agreed to maintain these expense limitations with regard to each class of shares of the Fund through December 31, 1999.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                                            1              3              5               10
                                                           YEAR           YEARS          YEARS           YEARS
                                                           ----           -----          -----           -----
Class A shares.....................................         $636          $1,026         $1,440          $2,592
Class B shares
     Assuming redemption at the end of the
        period.....................................          760           1,099          1,533           2,673
     Assuming no redemption at the end of the
        period.....................................          260             799          1,365           2,673
Class C shares
     Assuming redemption at the end of the
        period.....................................          360             799          1,365           2,905
     Assuming no redemption at the end of the
        period.....................................          260             799          1,365           2,905

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVES

The investment objective of Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is high current income through investment in real estate securities. Capital appreciation is a secondary objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund, of course, will concentrate its investments in the real estate industry.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the Fund, the investment adviser relies on a fundamental analysis of each company. The investment adviser reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The investment adviser evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

 derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

 has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of real estate companies. These equity securities can consist of:

 common stocks (including REIT shares);

 rights or warrants to purchase common stocks;

 securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value; and

 preferred stocks.

Real Estate Investment Trusts

The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt Securities

The Fund may invest a maximum of 35% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc.

('Moody's') or lower than BBB by Standard and Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ('S&P')), are sometimes referred to as 'high yield' or 'junk' bonds.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Fund's investment adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

 declines in the value of real estate;

 risks related to general and local economic conditions;

 possible lack of availability of mortgage funds;

 overbuilding;

 extended vacancies of properties;

 increased competition;

 increases in property taxes and operating expenses;

 changes in zoning laws;

 losses due to costs resulting from the clean-up of environmental problems;

 liability to third parties for damages resulting from environmental problems;

 casualty or condemnation losses;

 limitations on rents;

 changes in neighborhood values and the appeal of properties to tenants; and

 changes in interest rates

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large-capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than large-capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Risks of Investment in Debt Securities

High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

Year 2000

Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize '00' as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the investment adviser and other service providers have not been converted to meet the requirements of the new century. The Fund's investment adviser has evaluated its internal systems and expects them to be fully capable to handle the change of millennium. The investment adviser is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of Year 2000. The investment adviser currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the

Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

================================================================================
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.

Under its Investment Advisory Agreement with the Fund, the investment adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The investment adviser performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the investment adviser.
Under the Advisory Agreement, the investment adviser pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan.

The investment adviser also selects brokers and dealers to execute the Fund's portfolio transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the investment adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions on behalf of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the investment adviser a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund. This fee is higher than the fees incurred by most other investment companies.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers, who have managed the Fund since its inception, are:

 Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor.

 Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor.

 Steven R. Brown -- Mr. Brown joined Cohen & Steers in 1992 and currently serves as a Senior Vice President in investment research at Cohen & Steers Capital Management, Inc. He is a member of NAREIT and ICSC and currently serves on the ICSC Research Advisory Task Force.

================================================================================
PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------
PRICING OF SHARES

The price at which you can purchase and redeem each class of the Fund's shares is the net asset value of that class of shares next determined after we receive your order in proper form, less any applicable initial or contingent deferred sales charge. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. We determine net asset value per share for each class by adding the market value of all securities and other assets in the Fund's portfolio attributable to that class, subtracting liabilities attributable to that class, and dividing by the total number of shares of that class then outstanding.

--------------------------------------------------------------------------------
PURCHASING THE CLASS OF SHARES THAT IS BEST FOR YOU

All mutual funds incur costs for the distribution and servicing of their shares.

Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

  Initial Sales Loads.......................  A percentage fee deducted from your initial investment.
  Contingent Deferred Sales Charges.........  A percentage fee deducted from your sales proceeds based on the
                                              length of time you own your shares.
  Distribution 12b-1 Fees...................  An annual percentage fee used to pay for distribution expenses.
  Service Fees..............................  An annual percentage fee used to pay for the cost of servicing shareholder accounts.

This prospectus offers three separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. As described below, the classes utilize a combination of the above fees and other features to suit your investment needs.

--------------------------------------------------------------------------------
CLASS A SHARES

  Initial Sales Loads -- The following initial sales loads apply to Class A shares:

                               SALES CHARGE AS
                               A PERCENTAGE OF
                            ----------------------
                            OFFERING    NET AMOUNT
    INVESTMENT AMOUNT        PRICE       INVESTED
-------------------------   --------    ----------
Less than $100,000.......     4.50%        4.71%
$100,000 but less than
  $250,000...............     3.75%        3.90%
$250,000 but less than
  $500,000...............     2.75%        2.83%
$500,000 but less than $1
  million................     2.25%        2.30%
$1 million or more.......      None         None

 Contingent Deferred Sales Charge -- None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current net asset value or the original cost of the shares that you sell.

 Distribution 12b-1 Fees -- 0.25% of average daily net assets annually.

 Service Fees -- 0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

 you prefer to pay an initial sales load and have the benefit of lower continuing fees;

 you expect to maintain your investment for an extended period of time; and

 you qualify for a reduced initial sales load due to the size of your investment.

The following is additional information about Class A shares:

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you may, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the net asset value per share established as of the close of trading on the New York Stock Exchange on the day that your request is received. The transfer agent must be informed that your new purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE
OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED; AND THE FUND'S MINIMUM INITIAL INVESTMENT AMOUNT MUST BE MET AT THE TIME OF REINSTATEMENT.

Reducing Your Class A Initial Sales Load. As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods that you can use to reduce the applicable initial sales load. These methods include: rights of aggregation, rights of accumulation, letter of intention and sales at net asset value. If you are interested in learning more about of these methods, please consult the SAI. Please note that in order to obtain a reduction in your initial sales load, you must notify your dealer, the transfer agent or Cohen & Steers Securities, Inc. ('CSSI'), the Fund's principal underwriter, of the applicability of one of the reduction methods at the time of your purchase.

--------------------------------------------------------------------------------
CLASS B SHARES

 Initial Sales Loads -- None.

 Contingent Deferred Sales Charge -- If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current net asset value of your shares or their original cost:

YEAR SINCE PURCHASE                             CDSC
---------------------------------------------   ----
Less than 1 year.............................   5.0%
1 to 2 years.................................   4.0%
2 to 4 years.................................   3.0%
4 to 5 years.................................   2.0%
5 to 6 years.................................   1.0%
6 years or more..............................   None

 Distribution 12b-1 Fees -- 0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

 Service Fees -- 0.25% of average daily net assets annually.

You may want to purchase Class B shares if:

 you choose to pay no initial sales load and higher continuing fees; and

 you prefer to have all of your assets invested initially.

The following is additional information about Class B shares:

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

--------------------------------------------------------------------------------
CLASS C SHARES

 Initial Sales Loads -- None.

 Contingent Deferred Sales Charge -- You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

 Distribution 12b-1 Fees -- 0.75% of average daily net assets.

 Service Fees -- 0.25% of average daily net assets.

You may want to purchase Class C shares if:

 you prefer to have all of your assets invested initially; and

 you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter contingent deferred sales charge period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

--------------------------------------------------------------------------------
A NOTE ON CONTINGENT DEFERRED SALES CHARGES

All contingent deferred sales charges will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the Statement of Additional Information for more information.

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS

In addition to offering Class A, Class B and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by Cohen & Steers Securities, Inc. ('CSSI') and do not have a front-end sales load or a contingent deferred sales charge, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund's Class I shares, contact the Fund or CSSI by writing to the address or by calling the telephone number listed on the back cover of this prospectus.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order.

You can purchase the Fund's shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

                                     [Logo]

                             SUBSCRIPTION AGREEMENT




MAILING INSTRUCTIONS:

1. Complete Subscription Agreement

2. Make check payable to 'Cohen & Steers Equity Income Fund'

3. Mail Subscription Agreement
   and check to:                   Cohen & Steers Equity Income Fund, Inc.
                                   c/o Chase Global Funds Services Company
                                   P.O. Box 2798
                                   Boston, MA 02208

FOR ASSISTANCE PLEASE CALL: (800) 437-9912

COHEN & STEERS EQUITY INCOME FUND, INC.

1  ACCOUNT TYPE (Please print; indicate only one registration type)

[ ] INDIVIDUAL OR JOINT ACCOUNT

                                                                                   -      -
    _____________________________________________________________          ______________________________
    Name                                                                   Social Security Number

    ____________________________________________________________
    Name of Joint Registrant, if any.
    (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ] TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY
                                                                                  -
    ____________________________________________________________          ______________________________
    Name of Entity                                                        Tax Identification Number

    ____________________________________________________________          ______________________________
    Name of Trust Agreement (if applicable)                               Date of Trust Agreement (if applicable)

[ ] UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

    ____________________________________________________________          Under the ________________ (state of residence
    Name of Adult Custodian (only one permitted)                          of minor) Uniform Gifts/Transfer to Minor's Act

                                                                                   -      -
    _____________________________________________________________          ____________________________________
    Name of Minor (only one permitted)                                     Minor's Social Security Number

2   MAILING ADDRESS

    _____________________________________________________________          (_________)__________________________
    Street or P.O. Box                                                     Home Telephone Number

    _____________________________________________________________          (_________)__________________________
    City and State                            Zip Code                     Business Telephone Number

3   INVESTMENT INFORMATION

    CLASS OF SHARES (please check one:)   [ ] A    [ ] B    [ ] C
      (Class A purchased if no box checked)

    $ __________ Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by
    (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Equity Income Fund, Inc.'

       [ ] Wire through the Federal Reserve System.* _____________________________________
                                                         Wire Reference Control Number

       * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control
         Number.

4  AUTOMATIC INVESTMENT PLAN

   The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The
   Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

   Please debit $ ________ from my checking account beginning on _________________________*.
                                                                            (Month)

   Please debit my account on (check one): [ ] 1st of Month   [ ] 15th of Month

   *To initiate the Automatic Investment Plan, Section 9 of this Subscription Agreement must be completed.

5  REDUCED SALES CHARGE (CLASS A ONLY)

   RIGHTS OF AGGREGATION OR ACCUMULATION

      [ ] I apply for Rights of Aggregation reduced sales charges based on the following accounts:

      [ ] I apply for Rights of Accumulation reduced sales charges based on the following accounts:

      Account Name                                                         Social Security Number
                                                                                   _      _
    1.___________________________________________________________          ______________________________
                                                                                   _      _
    2.___________________________________________________________          ______________________________
                                                                                   _      _
    3.___________________________________________________________          ______________________________

    LETTER OF INTENT

      [ ] I am already investing under an existing Letter of Intent.

      [ ] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 12 month period,
          I plan to invest a dollar amount of at least: [ ] $100,000  [ ] $250,000  [ ] $500,000  [ ] $1,000,000

    NET ASSET VALUE PURCHASE

      [ ] I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

6  EXCHANGE PRIVILEGES

   Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the EXCHANGE PRIVILEGE section of the Prospectus.
   (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.

 7  REDEMPTION PRIVILEGES

    Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
    SHARES section in the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

       [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

       [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

 8  DISTRIBUTION OPTIONS

    Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

    Dividends           [ ] Pay in cash.           [ ] Reinvest.

    Capital Gains       [ ] Pay in cash.           [ ] Reinvest.

    [ ] I wish to have my distributions paid by wire (please complete Section 9).

9  BANK OF RECORD (FOR WIRE INSTRUCTIONS AND/OR THE AUTOMATIC INVESTMENT PLAN)

   PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

   _________________________________________________________      _________________________________
   Bank Name                                                       Bank ABA Number
   _________________________________________________________      _________________________________
   Street or P.O. Box                                              Bank Account Number
   _________________________________________________________      _________________________________
   City and State                              Zip Code            Account Name

10  SIGNATURE AND TAXPAYER CERTIFICATION

    By signing this form, the Investor represents and warrants that: (A) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the
    Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

    --------------------------------------------------------------------------------------------------------------------
    PLEASE CHECK ONE:

    [ ] U.S. CITIZEN/TAXPAYER

    UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER
    PROVIDED IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I/WE ARE EXEMPT FROM
    BACKUP WITHHOLDING, OR (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE
    SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS
    HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE
    IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON
    YOUR TAX RETURN, YOU MUST CROSS OUT ITEM 2 ABOVE.

    [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)

    INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES _______________________________
    UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS
    AS DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAT
    THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
    --------------------------------------------------------------------------------------------------------------------

    I certify that (i) the information provided on this Subscription Agreement is true, correct and complete,
    (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

    x ___________________________________________   ___________   x_______________________________________   ___________
           Signature (Owner, Trustee, Etc.)             Date      Signature (Joint Owner, Co-Trustee)           Date

   FOR AUTHORIZED DEALER USE ONLY

      We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of
      Intent, Rights of Accumulation or Rights of Aggregation. If the Subscription Agreement includes a Telephone
      Redemption Privilege, we guarantee the signature(s) above.


      __________________________________________________________      ________________________________________
      Dealer's Name                                                   Dealer Number
      __________________________________________________________      ________________________________________
      Main Office Address                                             Branch Number
      __________________________________________________________      ________________________________________
      Representative's Name                                           Rep. Number
      __________________________________________________________      ________________________________________
      Branch Address                                                  Telephone Number
      __________________________________________________________      ________________________________________
      Authorized Signature of Dealer                                  Date

--------------------------------------------------------------------------------
PURCHASES OF SHARES

Initial Purchase By Wire
1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;
 class of shares;
 name(s) in which shares are to be registered;
 address;
 social security or tax identification number (where applicable);
 dividend payment election;
 amount to be wired;
 name of the wiring bank; and
 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number and a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers
   Equity Income Fund, Inc.
   For further credit to: (Account name)
   Account Number:
   Wire Reference Control #:

3. Complete the Subscription Agreement attached to the end of this Prospectus. Mail the Subscription Agreement to the transfer agent:

   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;
 class of shares;
 account number;
 amount to be wired;
 name of the wiring bank; and
 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers Equity Income Fund, Inc.
   For further credit to: (Account Name)
   Account Number:
   Wire Reference Control #:

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing your account number) to the transfer agent at the address set forth above.

--------------------------------------------------------------------------------
PURCHASES THROUGH DEALERS

You may purchase the Fund's shares through selected securities dealers with whom CSSI has sales agreements. You may obtain additional Subscription Agreements from such authorized dealers. For a list of authorized dealers, please contact the Fund at (800) 437-9912.

Financial service firms that do not have a sales agreement with CSSI also may place orders for purchases of the Fund's shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Authorized dealers and financial service firms are responsible for promptly transmitting purchase orders to CSSI.

--------------------------------------------------------------------------------
PURCHASES THROUGH CSSI

You may purchase shares of the Fund through CSSI by mailing a check made payable to Cohen & Steers Equity Income Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Equity Income Fund, Inc. c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. CSSI will deduct any applicable sales charge from your payment.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

The Fund's automatic investment plan (the 'Plan') provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of Cohen & Steers Vista Cash Management Fund, subject to the applicable contingent deferred sales charge, if any. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to the applicable initial sales charge, if any.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
REDEMPTIONS OF SHARES

You may redeem your shares through authorized dealers, by telephone or through the transfer agent. If your shares are held in your dealer's 'street name,' you must redeem your shares through your dealer.

Redemptions Through Dealers

If you have an account with an authorized dealer, you may submit a redemption request to that dealer. Authorized dealers are responsible for promptly transmitting redemption requests to CSSI. Dealers may impose a charge for handling redemption transactions placed through them and may have particular requirements concerning redemptions. Accordingly, you should contact your authorized dealer for more information.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern time. If we receive your telephone redemption request after 4:00 p.m., Eastern time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, Massachusetts 02208-2798
   Attn: Cohen & Steers Equity Income Fund, Inc.

A written redemption request must:

 state the number of shares or dollar amount to be redeemed;

 identify your account number and tax identification number; and

 be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you the proceeds by check. If you made the election to receive redemption proceeds by wire on the Subscription Agreement, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption pro-ceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the unlikely event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

Signature Guarantees. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at
(800) 437-9912.

The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you can make additional investments to avoid the forced liquidation of your account.

================================================================================
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a 'Distribution Plan') which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay CSSI a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CSSI is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of CSSI. Payments received with respect to Class B shares may be used for these purposes. CSSI bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by CSSI in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your shares; any such distribution in excess of your tax basis is treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you redeem your Fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you:

 fail to provide us with your correct tax payer identification number;

 fail to make required certifications; or

 have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available free of charge upon request.

                                                         CLASS A                          CLASS B               CLASS C
                                         ----------------------------------------    ------------------    ------------------
                                                                  FOR PERIOD             FOR PERIOD            FOR PERIOD
                                                                 SEPTEMBER 2,           JANUARY 15*,          JANUARY 14*,
                                           FOR THE YEAR             1997'D'               1998'D'               1998'D'
                                               ENDED                THROUGH               THROUGH               THROUGH
PER SHARE OPERATING PERFORMANCE          DECEMBER 31, 1998     DECEMBER 31, 1997     DECEMBER 31, 1998     DECEMBER 31, 1998
--------------------------------------   -----------------    -------------------    ------------------    ------------------
Net asset value, beginning of
  period..............................        $ 12.32               $ 11.46               $  12.35              $  12.31
                                              -------               -------                -------               -------
Income from investment operations
    Net investment income.............           0.73                  0.25                   0.64                  0.64
    Net realized and unrealized
      gains/(losses) on investments...          (2.00)                 0.83                  (2.01)                (1.97)
                                              -------               -------                -------               -------
      Total from investment
        operations....................          (1.27)                 1.08                  (1.37)                (1.33)
                                              -------               -------                -------               -------
Less dividends and distributions to
  shareholder from:
    Net investment income.............          (0.51)                (0.17)                 (0.49)                (0.49)
    Net Realized gain on
      investments.....................             --                 (0.03)                    --                    --
    Tax return of capital.............          (0.23)                (0.02)                 (0.22)                (0.23)
                                              -------               -------                -------               -------
      Total dividend and distributions
        to shareholders...............          (0.74)                (0.22)                 (0.71)                (0.72)
                                              -------               -------                -------               -------
Net asset value, end of period........        $ 10.31               $ 12.32               $  10.27              $  10.26
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
-----------------------------------------------------------------------------------------------------------------------------
Total investment return(1)............         -10.56%                 9.46%(2)             -11.37%(2)            -11.08%(2)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (in
  millions)...........................        $31,581               $34,622               $ 10,114              $ 13,159
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
Ratio of expenses to average daily net
  assets (before expense reduction)...           1.92%                 3.49%(3)               2.57%(3)              2.57%(3)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
Ratio of expenses to average daily net
  assets (net of expense reduction)...           1.50%                 1.50%(3)               2.15%(3)              2.15%(3)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
Ratio of net investment income to
  average daily net assets (before
  expense reduction)..................           5.89%                 9.47%(3)               5.99%(3)              6.13%(3)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
Ratio of net investment income to
  average daily net assets (net of
  expense reduction)..................           6.32%                11.46%(3)               6.43%(3)              6.56%(3)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------
Portfolio turnover rate...............          96.47%                87.20%(2)              96.47%(2)             96.47%(2)
                                              -------               -------                -------               -------
                                              -------               -------                -------               -------

------------
* Initial share offering
'D' Commencement of operations
(1) Total investment return would have been lower had certain fees not been reimbursed by Adviser.
(2) Not annualized.
(3) Annualized.

                                     [Logo]

================================================================================
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Equity Income Fund, Inc., the following documents are available to you without any charge, upon request:

 Annual/Semi-Annual Reports -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year.

 Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the Statement of Additional Information is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:

By telephone                        (800) 437-9912
By mail                             Cohen & Steers Equity Income Fund, Inc.
                                    c/o Chase Global Fund Services Company
                                    P.O. Box 2798
                                    Boston, Massachusetts 02208-2798
By e-mail                           jhellmuth@csreit.com
On the Internet                     http://www.cohenandsteers.com

Our prospectus and SAI may also be available from your broker or financial adviser. Reports and other information about the Fund (including the Fund's Statement of Additional Information) may also be obtained from the Securities and Exchange Commission:

 By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

 By accessing the Commission's Internet site at http://www.sec.gov where you can view, download and print the information.

 By writing to the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009 where, upon payment of a duplicating fee, copies of the information will be sent to you.

 SEC File No. 811-8287

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

--------------------------------------------------------------------------------
                                 CLASS I SHARES
--------------------------------------------------------------------------------

                                   PROSPECTUS

                               Investment Adviser
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3232

                                 Transfer Agent
                       Chase Global Fund Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798
                           Telephone: (800) 437-9912




    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
     APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER THIS
      PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
                              COMMITTING A CRIME.


                                  MAY 1, 1999
--------------------------------------------------------------------------------

================================================================================
TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
RISK/RETURN SUMMARY............................................................................    1

      Investment Objectives and Principal Investment Strategies................................    1

      Who Should Invest........................................................................    1

      Principal Risks..........................................................................    1

      Historical Fund Performance..............................................................    2

FEES AND EXPENSES OF THE FUND..................................................................    3

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.......................    3

      Objectives...............................................................................    3

      Principal Investment Strategies..........................................................    3

      Principal Risks of Investing in the Fund.................................................    5

MANAGEMENT OF THE FUND.........................................................................    7

      The Investment Adviser...................................................................    7

      Portfolio Managers.......................................................................    7

PURCHASES AND REDEMPTIONS......................................................................    8

      Pricing of Shares........................................................................    8

      Types of Shareholders Qualified to Purchase Class I Shares...............................    8

      Purchase Minimums........................................................................    8

      Additional Classes Offered...............................................................    9

      Form of Payment..........................................................................    9

      Purchases of Shares......................................................................    9

      Exchange Privilege.......................................................................   10

      Redemptions of Shares....................................................................   10

ADDITIONAL INFORMATION.........................................................................   12

      Dividends and Distributions..............................................................   12

      Tax Considerations.......................................................................   12

FINANCIAL HIGHLIGHTS...........................................................................   13

                    COHEN & STEERS EQUITY INCOME FUND, INC.

================================================================================
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment goal is high current income through investment in real estate securities. Capital appreciation is a secondary investment goal.

Normally, the Fund invests at least 65% of its total assets in common stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' ('REITs'). A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. The Fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code. The Fund may also invest up to 35% of its total assets in debt securities, including high-yield debt securities, issued or guaranteed by real estate and other companies.

--------------------------------------------------------------------------------
WHO SHOULD INVEST

Cohen & Steers Equity Income Fund may be suitable for you if you are seeking:

 Some exposure to real estate to add to your portfolio mix;

 A fund that may perform differently than a general stock or bond fund to add to your portfolio;

 Liquidity in a real estate-related investment;

 High current income; and

 The potential for long-term capital growth.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market and REIT Risk. Additionally, since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop becasue of the failure of borrowers to pay their loans and poor management.

Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares therefore can be more volatile than, and perform differently from, larger company stocks.

Debt Securities Risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of those securities, and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Less Diversification. As a 'non-diversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a concentrated portfolio is more likely to experience large market price fluctuations, the Fund may subject to a greater risk of loss than a diversified company.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund's investment return can change from year to year and how the Fund's returns can vary from the performance of selected broad market indices over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance is not, however, an indication as to how the Fund may perform in the future.

THIS CHART SHOWS THE FUND'S TOTAL RETURN FOR EACH YEAR SINCE THE FUND COMMENCED OPERATIONS WHICH WAS JANUARY 15, 1998.

                  COHEN & STEERS EQUITY INCOME FUND, INC.
                          ANNUAL TOTAL RETURN

                          [PERFORMANCE CHART]

 1998
 ----
-10.59%

Highest quarterly return during this period:                       -2.00%
Lowest quarterly return during this period:                        -8.76%

THIS TABLE SHOWS THE FUND'S ANNUAL TOTAL RETURNS FOR THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF TWO INDICES.

                          AVERAGE ANNUAL TOTAL RETURNS
                      (for period ended December 31, 1998)

                                                                                                            SINCE
                                                                                                         INCEPTION**
                                                                                                         -----------
Cohen & Steers Equity Income Fund -- Class I shares...................................................     -10.59%
NAREIT All REIT Index*................................................................................     -14.41%'D'
S&P 500'r'*...........................................................................................       5.12%

------------
* The NAREIT Index of All REITs is comprised of 210 real estate investment trusts. The Standard & Poor's 500 Composite Stock Index ('S&P 500') is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.
'D' Prior to January 4, 1999, the NAREIT All REIT Index was published monthly.
    Total returns and cumulative values are calculated from the date nearest each class inception for which comparable performance data exist.
**  The inception date was July 15, 1998.

================================================================================
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment):                           None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fee.....................................................................   0.75%
Other Expenses*....................................................................   0.82%
                                                                                      ----
Total Annual Fund Operating Expenses*..............................................   1.57%
                                                                                      ====
Fee Waiver and Expense Reimbursement...............................................   0.42%
                                                                                      ====
NET EXPENSES**.....................................................................   1.15%
                                                                                      ====

------------
* This table uses actual 1998 expense amounts. Pursuant to a written contract between the investment adviser and the Fund, the investment adviser has agreed to waive a portion of its investment advisory fees and assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent annual fund operating expenses exceed 1.15% of the Fund's average daily net assets. The investment adviser has agreed to maintain these expense limitations with regard to each class of shares of the Fund through December 31, 1999.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

  1              3              5             10
YEAR           YEARS          YEARS          YEARS
----           -----          -----          -----
 $ 160         $ 496          $ 855          $ 1,867

================================================================================
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVES

The investment objective of Cohen & Steers Equity Income Fund, Inc. (the 'Fund') is high current income through investment in real estate securities. Capital appreciation is a secondary objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund of course, will concentrate its investments in the real estate industry.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions on behalf of the Fund, the investment adviser relies on a fundamental analysis of each company. The investment adviser reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The investment adviser evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Real Estate Companies

For purposes of the Fund's investment policies, a real estate company is one that:

 derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

 has at least 50% of its assets in such real estate.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of real estate companies. These equity securities can consist of:

 common stocks (including REIT shares);

 rights or warrants to purchase common stocks;

 securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value; and

 preferred stocks.

Real Estate Investment Trusts

The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Debt Securities

The Fund may invest a maximum of 35% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ('S&P')), are sometimes referred to as 'high yield' or 'junk' bonds.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Fund's investment adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

 declines in the value of real estate

 risks related to general and local economic conditions

 possible lack of availability of mortgage funds

 overbuilding

 extended vacancies of properties

 increased competition

 increases in property taxes and operating expenses

 changes in zoning laws

 losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

 limitations on rents

 changes in neighborhood values and the appeal of properties to tenants changes in interest rates

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large-capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than large-capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Risks of Investment in Debt Securities

High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

Year 2000

Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize '00' as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the investment adviser and other service providers have not been converted to meet the requirements of the new century. The Fund's investment adviser has evaluated its internal systems and expects them to be fully capable to handle the change of millennium. The investment adviser is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of Year 2000. The investment adviser currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

================================================================================
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.

Under its Investment Advisory Agreement with the Fund, the investment adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The investment adviser performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the investment adviser. Under the Advisory Agreement, the investment adviser pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund's distribution plan.

The investment adviser also selects brokers and dealers to execute the Fund's portfolio transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the investment adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions on behalf of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the investment adviser a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund. This fee is higher than the fees incurred by most other investment companies.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

The Fund's portfolio managers, who have managed the Fund since its inception, are:

 Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor.

 Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor.

 Steven R. Brown -- Mr. Brown joined Cohen & Steers in 1992 and currently serves as a Senior Vice President in investment research at Cohen & Steers Capital Management, Inc. He is a member of NAREIT and ICSC and currently serves on the ICSC Research Advisory Task Force.

================================================================================
PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------
PRICING OF SHARES

The price at which you can purchase and redeem the Fund's Class I shares is the net asset value of the shares next determined after we receive your order in proper form. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. We determine net asset value per share for the Class I shares by adding the market value of all securities and other assets in the Fund's portfolio attributable to the Class I shares, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding.

--------------------------------------------------------------------------------
TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

 retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

 tax-exempt employee benefit plans of the investment adviser or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities, Inc. ('CSSI'), the Fund's principal underwriter;

 institutional advisory accounts of the investment adviser or its affiliates and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

 a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

 registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

--------------------------------------------------------------------------------
PURCHASE MINIMUMS

If you are an individual, you may open a Class I account with the Fund with a minimum investment of $100,000. If you are an adviser, you may open a Class I account with the Fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500. We are free to reject any purchase order.

 You can purchase the Fund's Class I shares through authorized dealers or directly through CSSI. A Subscription Agreement should accompany this Prospectus. For accounts opened directly through CSSI, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

--------------------------------------------------------------------------------
ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A, Class B and Class C shares which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent using the address or phone numbers listed on the back cover of this Prospectus.

--------------------------------------------------------------------------------
FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

--------------------------------------------------------------------------------
PURCHASES OF SHARES

Initial Purchase By Wire
1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;

 class of shares;

 name(s) in which shares are to be registered;

 address;

 social security or tax identification number (where applicable);

 dividend payment election;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number and a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers
   Equity Income Fund, Inc.
   For further credit to: (Account name)
   Account Number:
   Wire Reference Control #:

3. Complete the Subscription Agreement attached to of this Prospectus. Mail the Subscription Agreement to the transfer agent:

   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

Initial Purchase By Mail

1. Complete the Subscription Agreement included at the end of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;

 class of shares;

 account number;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers
   Equity Income Fund, Inc.
   For further credit to: (Account Name)
   Account Number:
   Wire Reference Control #:

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing your account number) to the transfer agent at the address set forth above.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of Cohen & Steers Vista Cash Management Fund. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charge.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege. We may limit or terminate your exchange privilege if you make exchanges more than four times a year. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
REDEMPTIONS OF SHARES

You may redeem your shares by telephone or through the transfer agent.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern time. If we receive your telephone redemption request after 4:00 p.m., Eastern time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, Massachusetts 02208-2798
   Attn: Cohen & Steers Equity Income Fund, Inc.

A written redemption request must:

 state the number of shares or dollar amount to be redeemed,

 identify your account number and tax identification number, and be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you the proceeds by check. If you made the election to receive redemption proceeds by wire on the Subscription Agreement, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the unlikely event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

Signature Guarantees. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912. The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you can make additional investments to avoid the forced liquidation of your account.

================================================================================
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund's shares in the same manner at the same time on the same day.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you redeem your Fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you fail to provide us with your correct tax payer identification number;

 fail to make required certifications; or

 have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available free of charge upon request.

                                                                      CLASS 1
                                                               ----------------------
                                                                   FOR THE PERIOD
                                                                 JULY 15,* 1998'D'
                                                                      THROUGH
PER SHARE OPERATING PERFORMANCE                                  DECEMBER 31, 1998*
---------------------------------------------------------      ----------------------
Net asset value, beginning of period.....................             $  11.99
                                                                       -------
Income from investment operations
    Net investment income................................                 0.35
    Net realized and unrealized gains (losses) on
      investments........................................                (1.62)
                                                                       -------
        Total from investment operations.................                (1.27)
                                                                       -------
Less dividends and distributions to shareholders from:
    Net investment income................................                (0.20)
    Net realized gain on investments.....................                   --
    Tax return of capital................................                (0.24)
                                                                       -------
        Total dividend and distributions to
          shareholders...................................                (0.44)
                                                                       -------
Net asset value, end of period...........................             $  10.28
                                                                       -------
                                                                       -------
-------------------------------------------------------------------------------------
Total investment return..................................               -10.59%(1)
                                                                       -------
                                                                       -------
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (in millions)..............             $  0.283
                                                                       -------
                                                                       -------
    Ratio of expenses to average daily net assets (before
      expense reduction).................................                 1.57%(2)
                                                                       -------
                                                                       -------
    Ratio of expenses to average daily net assets (net of
      expense reduction).................................                 1.15%(2)
                                                                       -------
                                                                       -------
    Ratio of net investment income to average daily net
      assets (before expense reduction)..................                 7.48%(2)
                                                                       -------
                                                                       -------
    Ratio of net investment income to average daily net
      assets (net of expense reduction)..................                 7.86%(2)
                                                                       -------
                                                                       -------
    Portfolio turnover rate..............................                96.47%(1)
                                                                       -------
                                                                       -------

------------
*  Initial offering of shares.

'D' Commencement of operations.

(1) Not annualized

(2) Annualized

COHEN & STEERS EQUITY INCOME FUND, INC. -- CLASS I SHARES ONLY

1  ACCOUNT TYPE (Please print; indicate only one registration type)

[ ] INDIVIDUAL OR JOINT ACCOUNT

                                                                                   -      -
    _____________________________________________________________          ______________________________
    Name                                                                   Social Security Number

    ____________________________________________________________
    Name of Joint Registrant, if any.
    (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ] TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY
                                                                                  -
    ____________________________________________________________          _______________________________________
    Name of Entity                                                        Tax Identification Number

    ____________________________________________________________          _______________________________________
    Name of Trust Agreement (if applicable)                               Date of Trust Agreement (if applicable)

[ ] UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

    ____________________________________________________________          Under the ________________ (state of residence
    Name of Adult Custodian (only one permitted)                          of minor) Uniform Gifts/Transfer to Minor's Act

                                                                                   -      -
    _____________________________________________________________          ____________________________________
    Name of Minor (only one permitted)                                     Minor's Social Security Number

2   MAILING ADDRESS

    _____________________________________________________________          (_________)__________________________
    Street or P.O. Box                                                     Home Telephone Number

    _____________________________________________________________          (_________)__________________________
    City and State                            Zip Code                     Business Telephone Number

3   INVESTMENT INFORMATION

    $ _______________ Amount to invest ($100,000 minimum investment for individual, or $250,000 minimum investment for adviser). Do not send cash. Investment will be paid for by
    (please check one):

       [ ] Check or draft made payable to 'Cohen & Steers Equity Income Fund, Inc.'

       [ ] Wire through the Federal Reserve System.* _______________________________________
                                                          Wire Reference Control Number
    * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control Number.

4  EXCHANGE PRIVILEGES

   Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the Exchange Privilege section of the Prospectus. (Note:
   If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

       [ ] I decline the exchange privilege.


5  REDEMPTION PRIVILEGES

   Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
   SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

     [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

     [ ] I wish to have redemption proceeds paid by wire (please complete Section 9).

6  DISTRIBUTION OPTIONS

   Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

   Dividends           [ ] Pay in cash.           [ ] Reinvest.

   Capital Gains       [ ] Pay in cash.           [ ] Reinvest.

   [ ] I wish to have my distributions paid by wire (please complete Section 9).

7  BANK OF RECORD (FOR WIRE INSTRUCTIONS AND /OR THE AUTOMATIC INVESTMENT PLAN)

   PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

   _____________________________________________________________________      _________________________
   Bank Name                                                                  Bank ABA Number
   _____________________________________________________________________      _________________________
   Street or P.O. Box                                                         Bank Account Number
   _____________________________________________________________________      _________________________
   City and State                                 Zip Code                    Account Name

8  SIGNATURE AND TAXPAYER CERTIFICATION

   By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal
   Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

   PLEASE CHECK ONE:

   [ ] U.S. CITIZEN/TAXPAYER

   UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER PROVIDED
   IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I/WE ARE EXEMPT FROM BACKUP
   WITHHOLDING, OR (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE SUBJECT TO
   BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME
   THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE
   CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON YOUR TAX RETURN, YOU
   MUST CROSS OUT ITEM 2 ABOVE.

   [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)

   INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES ______________

   UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS AS
   DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
   CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

   I certify that (1) the information provided on this Subscription Agreement is true, correct and complete, (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

   x_________________________________________  __________   x_________________________________________  __________
   Signature (Owner, Trustee, Etc.)               Date      Signature (Joint Owner, Co-Trustee)            Date

                   Mail to: Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208


                                     [Logo]

================================================================================
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Equity Income Fund, Inc., the following documents are available to you without any charge, upon request:

 Annual/Semi-Annual Reports -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year.

 Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the Statement of Additional Information is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:

By telephone                        (800) 437-9912
By mail                             Cohen & Steers Equity Income Fund, Inc.
                                    c/o Chase Global Fund Services Company
                                    P.O. Box 2798
                                    Boston, Massachusetts 02208-9915
By e-mail                           jhellmuth@csreit.com
On the Internet                     http://www.cohenandsteers.com

Our prospectus and SAI may also be available from your broker or financial adviser. Reports and other information about the Fund (including the Fund's Statement of Additional Information) may also be obtained from the Securities and Exchange Commission:

 By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

 By accessing the Commission's Internet site at http://www.sec.gov where you can view, download and print the information.

 By writing to the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009 where, upon payment of a duplicating fee, copies of the information will be sent to you.

 SEC File No. 811-8287

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017



                            STATEMENT OF DIFFERENCES
                            ------------------------

The registered trademark symbol shall be expressed as .................... 'r'
The dagger symbol shall be expressed as .................................. 'D'



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